Fees Summary	Jul. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,001,848.32
Total Fee Amount	138.36
Total Offset Amount	0.00
Net Fee	$ 138.36
Offering Table N/A
Offset Table N/A	N/A